REVENUES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues
Contract liabilities	$ 42,797	$ 50,430
Contract liabilities, revenue recognized	39,441
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenues
Transaction price of remaining performance obligation	$ 45,757
Recognized revenue	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenues
Transaction price of remaining performance obligation	$ 44,847
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Minimum
Revenues
Recognized revenue	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Maximum
Revenues
Recognized revenue	10 years